February 14, 2003


U.S. Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, D.C. 20549

Re:      John Hancock Investment Trust III-(the "Trust")
           -John Hancock Global Fund and
            John Hancock International Fund (the "Funds")
              File No.  811-4630 and 33-4559


         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses and Statements of Additional Information dated February 14, 2003 for the above-captioned registrants that would have been filed under paragraph
(b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

Sincerely,


/s/Marilyn Lutzer
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Marilyn Lutzer